Intangible Assets and Goodwill Table (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets Including Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross	$ 48,560	$ 52,906
Finite-Lived Intangible Assets, Accumulated Amortization	(42,453)	(44,224)
Finite-Lived Intangible Assets, Net	6,107	8,682
Indefinite-Lived Intangible Assets (Excluding Goodwill)	70,495	70,355
Goodwill	658,743	648,820
Intangible Assets Including Goodwill Gross	777,798	772,081
Intangible Assets, Net (Including Goodwill)	735,345	727,857
Intangible Assets Including Goodwill [Member]
Intangible Assets Including Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	(42,453)	(44,224)
Renewable Investment Advisory Rights [Member]
Intangible Assets Including Goodwill [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	68,595	68,455
Trade Names [Member]
Intangible Assets Including Goodwill [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	1,900	1,900
Customer Relationships [Member]
Intangible Assets Including Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross	43,966	45,812
Finite-Lived Intangible Assets, Accumulated Amortization	(38,110)	(37,914)
Finite-Lived Intangible Assets, Net	5,856	7,898
Noncompete Agreements [Member]
Intangible Assets Including Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross	4,594	7,094
Finite-Lived Intangible Assets, Accumulated Amortization	(4,343)	(6,310)
Finite-Lived Intangible Assets, Net	$ 251	$ 784